Retirement Plans	12 Months Ended
Dec. 31, 2020
Retirement Plans
Retirement Plans

8. Retirement Plans

401(k) Plan

The Company adopted a 401(k) Plan that qualifies as a deferred salary arrangement under Section 401 of the IRC. Under the 401(k) Plan, participating employees may defer a portion of their pretax earnings not to exceed the maximum amount allowable. Contributions for eligible employees for the year ended December 31, 2020 were $0.1 million.  No contributions for eligible employees were made for the years ended December 31, 2019 and 2018.